Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020	Nov. 01, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying value				$ 6,241
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 19,713	$ 12,420	$ 19,098
Carrying value	20,260	12,994	18,899
Difference between carrying value and contractual maturity amount	(547)	(574)	199
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	(178)	(12)	(211)
Cumulative changes in fair value due to changes in own credit risk	$ (637)	$ (67)	$ (459)